Trade payables and other current liabilities - Schedule of Trade Payables and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 6,106	$ 16,281	$ 9,342
Other current liabilities:
Employees and social debts	8,146	7,383	7,497
Provisions	763	0	77
Others	2,265	1,516	781
Total other current liabilities	11,174	8,899	8,355
License and development services agreements (See Note 19)	10,712	5,485	5,774
Deferred revenue	309	367	190
Contract liabilities	$ 11,021	$ 5,852	$ 5,964